TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
TRADE RECEIVABLES

NOTE 7 -TRADE RECEIVABLES

  (a)  Composition:

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Trade (current and non-current)	963	965
Deferred interest income (note 2(n))	(23)	(21)
Allowance for credit loss	(148)	(128)
	792	816
Current	560	571
Non – current	232	245

Non-current trade receivables bear no interest. These balances are in respect of equipment sold in installments (13-36 monthly payments (mainly 36)). The amount is computed on the basis of the interest rate relevant at the date of the transaction (2020: 2.97% - 5.07%) (2021: 2.68% - 3.85%).

See also note 2(j).

  (b)  Impairment of financial assets:

The changes in the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	New Israeli Shekels
	Year ended
	2019	2020	2021
	In millions
Balance at beginning of year	188	162	148
Receivables written-off during the year as uncollectible	(44)	(37)	(29)
Credit losses	18	23	9
Balance at end of year	162	148	128

See note 6(a)(3) regarding trade receivables credit risk.

The estimate for expected credit losses from customers was considered using forward-looking information (including macro-economic information). Forward-looking information included additional downside scenarios related to the spread of COVID-19: considering increased risk of credit to customers in certain industries most harmed by the slowdown. A general increased provision was recorded in respect of the population as a whole, and a second provision was recorded in the amount of the expected loss based on an average of the impact of the different scenarios assumed. As a result the company increased its provision for expected credit losses in an immaterial amount.

F - 50

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7 -TRADE RECEIVABLES (continued)

  (b)  Impairment of financial assets (continued)

The aging of gross trade receivables and their respective allowance for credit losses as at December 31, 2020 and 2021 were as follows:

	New Israeli Shekels			New Israeli Shekels
	December 31, 2020			December 31, 2021
	In millions			In millions
	Average expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	5%	831	45	5%	861	46
Less than one year	59%	60	36	62%	53	33
More than one year	94%	72	67	96%	51	49
		963	148		965	128